Trade and other payables	12 Months Ended
Mar. 31, 2024
Trade And Other Payables
Trade and other payables

33 Trade and other payables

	March 31,
	2023	2024
Trade payables	1,116,599	1,146,789
Accrued expenses	316,187	488,527
Refund and other payables	743,567	972,771
Total	2,176,353	2,608,087
Current	2,176,353	2,608,087
Non-current	-	-
Total	2,176,353	2,608,087

For explanations on the Group’s liquidity risk management processes, refer to Note 39.